INVESTMENTS - RESTRICTED	12 Months Ended
Sep. 30, 2012
INVESTMENTS - RESTRICTED
INVESTMENTS - RESTRICTED

NOTE 3:  INVESTMENTS - RESTRICTED

Assurant processes and administers insurance transactions and activity on behalf of the Company.  Pursuant to applicable insurance regulations, we are required to maintain a 102% of unearned premium and insurance claim and policy reserves, with a qualified financial institution which, as of September 30, 2012 was $0.3 million.  Restricted investments are comprised of U.S. government bonds.  As of September 30, 2012, restricted investments of $1.0 million will mature after one year and before five years.

We record our restricted investments at fair value.  The following table represents the restricted investments as of September 30, 2012 and 2011:

	As of September 30, 2012				As of September 30, 2011
	Book Value	Gross Unrealized Gains (1)	Gross Unrealized (Losses)	Fair Value	Book Value	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Restricted investments:
U.S. government bonds	$983,144	$40,990	$—	$1,024,134	$2,911,384	$176,188	$—	$3,087,572
Total restricted investments	$983,144	$40,990	$—	$1,024,134	$2,911,384	$176,188	$—	$3,087,572

(1)                The unrealized gain on investments of $40,990 net of tax of $14,347 represents the accumulated other comprehensive income of $26,643.

During fiscal 2012 and 2011, we did not recognize any material realized gains or losses or receive proceeds from sales on restricted investments.  In fiscal 2012, we received authorization from Assurant to transfer $1.9 million in book value of U.S. government bonds from restricted to non-restricted.